Employee benefit plans - Components of net periodic benefit cost (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee benefit plans
Service cost	€ 40,213	€ 30,070	€ 25,467
Net interest cost	10,452	13,908	13,056
Prior service cost	(244)
(Gains) losses from settlements	(331)	(4,754)
Net periodic benefit costs	€ 50,090	€ 39,224	€ 38,523